Annual Total Returns - Fidelity Flex® Small Cap Fund [BarChart] - 10.31 Fidelity Flex Small Cap Fund PRO-09 - Fidelity Flex® Small Cap Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Mar. 07, 2017
Fidelity Flex Small Cap Fund-Default
Bar Chart Table:
Annual Return 2018	(8.48%)
Annual Return 2019	33.17%